Leases - Summary of the Consolidated Statement of Profit or Loss the following expenses related to its leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses Related To Its Leases [Line Items]
Depreciation expense	$ 477	$ 286	$ 0
Interest expense on lease liabilities	49	57	0
Total lease expense	$ 526	$ 343	$ 0